PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property And Equipment, Net
	December 31,
	2018	2017
Cost:
Computers, software and related equipment	$1,371	$1,346
Laboratory equipment and office furniture	5,808	5,752
Leasehold improvements	2,536	2,531

	9,715	9,629
Accumulated depreciation:
Computers, software and related equipment	1,166	958
Laboratory equipment and office furniture	4,247	3,369
Leasehold improvements	930	655

	6,343	4,982

Depreciated cost	$3,372	$4,647